Offerings - Offering: 1	Jul. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,600,000
Proposed Maximum Offering Price per Unit	40.96
Maximum Aggregate Offering Price	$ 65,536,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,050.52
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the Omnicell, Inc. 2009 Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s Common Stock.
(2)Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The proposed maximum offering price per unit and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Global Market on June 30, 2026, a date within five business days prior to the filing of this Registration Statement, in accordance with Rule 457(c) of the Securities Act.
(3)The Registrant does not have any fee offsets.